SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) RUB in Millions, $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB
Recently Adopted Accounting Pronouncements
Goodwill	$ (117.7)	RUB (8,581)	$ (122.4)	RUB (8,920)	RUB (2,915)
Deferred tax liabilities	38.1	2,778		2,300
Deferred tax assets, non-current	3.1	226		56
Deferred tax liabilities, non-current	21.3	1,552		1,464
Prepaid expenses	20.6	1,505		1,508
Long-term prepaid expenses	20.5	1,488		1,436
Convertible debt	$ 375.6	27,374		26,123
Recently Adopted Accounting Pronouncements | ASU- Measurement Period Adjustments
Recently Adopted Accounting Pronouncements
Goodwill		283
Increase in intangible assets		352
Deferred tax liabilities		RUB 69
Recently Adopted Accounting Pronouncements | ASU- Simplifying the Presentation of Debt Issuance Costs
Recently Adopted Accounting Pronouncements
Prepaid expenses				(48)
Long-term prepaid expenses				(154)
Convertible debt				(202)
Recently Adopted Accounting Pronouncements | ASU - Balance Sheet Classification of Deferred Taxes
Recently Adopted Accounting Pronouncements
Net deferred tax assets, current				(180)
Deferred tax assets, non-current				180
Net deferred tax liabilities, current				(5)
Deferred tax liabilities, non-current				RUB 5